Available-For-Sale Financial Assets - Schedule of Available-For-Sale Financial Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets	$ 2,650	$ 27,257
Current available-for-sale financial assets	1,042
Financial Assets Available-For-Sale | Polyxo Global Limited
Disclosure of financial assets [line items]
Current available-for-sale financial assets	1,042
Financial Assets Available-For-Sale | Cloudstream Media Inc
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets		160
Financial Assets Available-For-Sale | LMB Holdings Limited
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets	650	16,000
Financial Assets Available-For-Sale | Valuable Technologies Limited
Disclosure of financial assets [line items]
Non-current available-for-sale financial assets	$ 2,000	$ 11,097